Nature of Business and Organization	6 Months Ended
Oct. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Perpetuals.com Ltd (the “Company”, formerly known as Earlyworks Co., Ltd.) is a stock company incorporated in Japan pursuant to the laws of Japan on May 1, 2018. The Company builds products, delivers services, and develops solutions based on its proprietary Grid Ledger System to leverage blockchain technology in various business settings, including advertisement tracking, online visitor management, and sales of non-fungible tokens. The Company primarily generates revenue from software and system development services, and consulting and solution services.